Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Nature of Business

              Floor & Decor Holdings, Inc. (f/k/a FDO Holdings, Inc.), together with its subsidiaries (the "Company," "we," "our" or "us") is a highly differentiated, rapidly growing specialty retailer of hard surface flooring and related accessories. We offer a broad in-stock assortment of tile, wood, laminate and natural stone flooring along with decorative and installation accessories at everyday low prices. Our stores appeal to a variety of customers, including professional installers and commercial businesses ("Pro"), Do It Yourself customers ("DIY") and customers who buy the products for professional installation ("Buy it Yourself" or "BIY"). We operate within one reportable segment.

              As of March 30, 2017, the Company, through its wholly owned subsidiary, Floor and Decor Outlets of America, Inc. ("F&D"), operates 72 warehouse-format stores, which average 72,000 square feet, and one small-format standalone design center in 17 states, including Arizona, California, Colorado, Florida, Georgia, Illinois, Louisiana, Maryland, Nevada, New Jersey, North Carolina, Ohio, Pennsylvania, Tennessee, Texas, Virginia, and Utah, four distribution centers and an e-commerce site, FloorandDecor.com.

Fiscal Year

              The Company's fiscal year is the 52- or 53-week period ending on the Thursday on or preceding December 31st. Fiscal years ended December 28, 2017 ("fiscal 2017") and December 29, 2016 ("fiscal 2016") include 52 weeks. When a 53-week fiscal year occurs, we report the additional week at the end of the fiscal fourth quarter. 52-week fiscal years consist of thirteen-week periods in the first, second, third and fourth quarters of the fiscal year.

Basis of Presentation

              The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries. These financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. The Condensed Consolidated Balance Sheet as of December 29, 2016 has been derived from the audited Consolidated Balance Sheet for the fiscal year then ended. The interim condensed consolidated financial statements should be read together with the audited consolidated financial statements and related footnote disclosures included in the Company's final prospectus, dated April 26, 2017 and filed with the Securities and Exchange Commission (the "SEC") in accordance with Rule 424(b) of the Securities Act of 1933 on April 28, 2017 (the "Prospectus"). Unless otherwise noted, all amounts disclosed are stated before consideration of income taxes. Unless indicated otherwise, the information in this quarterly report on Form 10-Q (the "Quarterly Report") has been adjusted to give effect to a 321.820-for-one stock split of our common stock effected on April 24, 2017 (the "Stock Split"). See Note 8, Subsequent Events—Amendment of Certificate of Incorporation, to our unaudited condensed consolidated financial statements for additional information on the Stock Split.

              Management believes the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments considered necessary for a fair statement of results for the interim periods presented.

              Results of operations for the thirteen weeks ended March 30, 2017 and March 31, 2016 are not necessarily indicative of the results to be expected for the full year.

Cash and Cash Equivalents

              Cash consists of currency and demand deposits with banks.

Receivables

              Receivables consist primarily of amounts due from credit card companies, receivables from vendors and tenant improvement allowances owed by landlords. The Company typically collects its credit card receivables within three to five business days of the underlying sale to the customer. The Company has agreements with a majority of its large merchandise vendors that allow for specified rebates based on purchasing volume. Generally, these agreements are on an annual basis, and the Company collects the rebates subsequent to its fiscal year end. Additionally, the Company has agreements with substantially all vendors that allow for the return of certain merchandise throughout the normal course of business. When inventory is identified to return to a vendor, it is removed from inventory and recorded as a receivable on the Condensed Consolidated Balance Sheet, and any variance between capitalized inventory cost associated with the return and the expected vendor reimbursement is expensed in Cost of sales in the Condensed Consolidated Statement of Income when the inventory is identified to be returned to the vendor. The Company reserves for estimated uncollected receivables based on historical trends, which historically have been immaterial. The allowance for doubtful accounts as of March 30, 2017 and March 31, 2016, was $259 thousand and $149 thousand, respectively.

Credit Program

              Credit is offered to the Company's customers through a proprietary credit card underwritten by third-party financial institutions and at no recourse to the Company.

Inventory Valuation and Shrinkage

              Inventories consist of merchandise held for sale and are stated at the lower of cost and net realizable value. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recorded in Cost of sales in the Condensed Consolidated Statement of Income as a loss in the period in which it occurs. The Company determines inventory costs using the weighted average cost method. The Company capitalizes transportation, duties and other costs to get product to its retail locations. The Company records reserves for estimated losses related to shrinkage and other amounts that are otherwise not expected to be fully recoverable. These reserves are calculated based on historical shrinkage, selling price, margin and current business trends. The estimates have calculations that require management to make assumptions based on the current rate of sales, age, salability and profitability of inventory, historical percentages that can be affected by changes in the Company's merchandising mix, customer preferences, and changes in actual shrinkage trends. These reserves totaled $2,239 thousand and $2,390 thousand as of March 30, 2017 and March 31, 2016, respectively.

              Physical inventory counts and cycle counts are performed on a regular basis in each store and distribution center to ensure that amounts reflected in the accompanying Condensed Consolidated Balance Sheet are properly stated. During the period between physical inventory counts in our stores, the Company accrues for estimated losses related to shrinkage on a store-by-store basis. Shrinkage is the difference between the recorded amount of inventory and the physical inventory. Shrinkage may occur due to theft or loss, among other things.

Fixed Assets

              Fixed assets consist primarily of furniture, fixtures and equipment, leasehold improvements (including those that are reimbursed by landlords as a tenant improvement allowances) and computer software and hardware. Fixed assets are stated at cost less accumulated depreciation utilizing the straight-line method over the assets' estimated useful lives.

              Leasehold improvements are amortized using the straight-line method over the shorter of (i) the original term of the lease, (ii) renewal term of the lease if the renewal is reasonably expected or (iii) the useful life of the improvement. The Company's fixed assets are depreciated using the following estimated useful lives:

Useful Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

              The cost and related accumulated depreciation of assets sold or otherwise disposed are removed from the accounts, and the related gain or loss is reported in the Condensed Consolidated Statements of Income.

Capitalized Software Costs

              The Company capitalizes certain costs related to the acquisition and development of software and amortizes these costs using the straight-line method over the estimated useful life of the software. Certain development costs not meeting the criteria for capitalization are expensed as incurred.

Goodwill and Other Indefinite-Lived Intangible Assets

              In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC 350"), Intangibles—Goodwill and Other, goodwill and other intangible assets with indefinite lives resulting from business combinations are not amortized but instead are tested for impairment at least annually (more frequently if certain indicators are present) while identifiable intangible assets with finite lives are amortized over their estimated useful lives. The Company obtains independent third-party valuation studies to assist it with determining the fair value of goodwill and indefinite-lived intangible assets. The Company's goodwill and other indefinite-lived intangible assets subject to impairment testing arose primarily as a result of its acquisition of F&D in November 2010.

              The Company performs a two-step quantitative impairment test on goodwill. In the first step, the Company compares the fair value of the reporting unit to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

              The Company estimates the fair value of our reporting unit using a weighted combination of the income approach and the market approach. The income approach utilizes a discounted cash flow model incorporating management's expectations for future revenue, operating expenses, earnings before interest, taxes, depreciation and amortization, working capital and capital expenditures. The Company discounts the related cash flow forecasts using its estimated weighted-average cost of capital at the date of valuation. The market approach utilizes comparative market multiples derived by relating the value of guideline companies in the Company's industry and/or with similar growth prospects, based on either the market price of publicly traded shares or the prices of companies being acquired in the marketplace, to various measures of their earnings. Such multiples are then applied to the Company's historical and projected earnings to derive a valuation estimate.

              Based on the goodwill impairment analysis performed quantitatively on October 25, 2016, the Company determined that the fair value of its reporting unit is in excess of the carrying value. No events or changes in circumstances have occurred since the date of the Company's most recent annual impairment test that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

              The Company annually (or more frequently if there are indicators of impairment) evaluates whether indefinite-lived assets continue to have an indefinite life or have impaired carrying values due to changes in the asset(s) or their related risks. The impairment review is performed by comparing the carrying value of the indefinite lived intangible asset to its estimated fair value, determined using a discounted cash flow methodology. If the recorded carrying value of the indefinite-lived asset exceeds its estimated fair value, an impairment charge is recorded to write the asset down to its estimated fair value.

              The estimated lives of the Company's intangible assets are as follows:

Useful Life
Trade names	Indefinite
Vendor relationships	10 years

              The Company's goodwill and other indefinite-lived intangible assets impairment loss calculations contain uncertainties because they require management to make significant judgments in estimating the fair value of the Company's reporting unit and indefinite-lived intangible assets, including the projection of future cash flows, assumptions about which market participants are the most comparable, the selection of discount rates and the weighting of the income and market approaches. These calculations contain uncertainties because they require management to make assumptions such as estimating economic factors and the profitability of future business operations and, if necessary, the fair value of the reporting unit's assets and liabilities among others. Further, the Company's ability to realize the future cash flows used in its fair value calculations is affected by factors such as changes in economic conditions, changes in the Company's operating performance and changes in the Company's business strategies. Significant changes in any of the assumptions involved in calculating these estimates could affect the estimated fair value of one or more of the Company's reporting unit and indefinite-lived intangible assets and could result in impairment charges in a future period.

Long-Lived Assets

              Long-lived assets, such as fixed assets and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action by a regulator. If the sum of the estimated undiscounted future cash flows related to the asset is less than the asset's carrying value, the Company recognizes a loss equal to the difference between the carrying value and the fair value, usually determined by the estimated discounted cash flow analysis of the asset.

              Since there is typically no active market for the Company's definite-lived intangible assets, the Company estimates fair values based on expected future cash flows at the time they are identified. The Company estimates future cash flows based on store-level historical results, current trends and operating and cash flow projections. The Company amortizes these assets with finite lives over their estimated useful lives on a straight-line basis. This amortization methodology best matches the pattern of economic benefit that is expected from the definite-lived intangible assets. The Company evaluates the useful lives of its intangible assets on an annual basis.

Tenant Improvement Allowances and Deferred Rent

              The Company accounts for tenant improvement allowances and deferred rent as liabilities or assets on the balance sheet. Tenant improvement allowances are amounts received from a lessor for improvements to leased properties and are amortized against rent expense over the life of the respective leases. Fixed rents are recognized ratably over the initial non-cancellable lease term. Deferred rent represents differences between the actual cash paid for rent and the amount of straight-line rent over the initial non-cancellable term.

Self-Insurance Reserves

              The Company is partially self-insured for workers' compensation and general liability claims less than certain dollar amounts and maintains insurance coverage with individual and aggregate limits. The Company also has a basket aggregate limit to protect against losses exceeding $5.0 million (subject to adjustment and certain exclusions) for workers' compensation claims and general liability claims. The Company's liabilities represent estimates of the ultimate cost for claims incurred, including loss adjusting expenses, as of the balance sheet date. The estimated liabilities are not discounted and are established based upon analysis of historical data, actuarial estimates, regulatory requirements, an estimate of claims incurred but not yet reported and other relevant factors. Management utilizes independent third-party actuarial studies to help assess the liability on a regular basis. As of March 30, 2017, per occurrence deductibles for individual workers' compensation and individual general liability claims were $250 thousand and $150 thousand, respectively.

Commitments and Contingencies

              Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Asset Retirement Obligations

              An asset retirement obligation ("ARO") represents a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Company's AROs are primarily associated with leasehold improvements that, at the end of a lease, the Company is contractually obligated to remove in order to comply with certain lease agreements. The ARO is recorded in Other long-term liabilities on the Consolidated Balance Sheets and will be subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life.

              Changes in i) inflation rates and ii) the estimated costs, timing and extent of future store closure activities each result in 1) a current adjustment to the recorded liability and related asset and 2) a change in the liability and asset amounts to be recorded prospectively. Any changes related to the assets are then recognized in accordance with our depreciation policy, which would generally result in depreciation expense being recognized prospectively over the shorter of the remaining lease term or estimated useful life.

Fair Value Measurements—Debt

              The Company estimates fair values in accordance with ASC 820, Fair Value Measurement. ASC 820 provides a framework for measuring fair value and expands disclosures required about fair value measurements. ASC 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Additionally, ASC 820 defines levels within a hierarchy based upon observable and non-observable inputs.

•	Level 1: Inputs that are quoted prices in active markets for identical assets or liabilities
•	Level 2: Inputs other than quoted prices in active markets for assets or liabilities that are either directly or indirectly observable
•	Level 3: Inputs that are non-observable that reflect the reporting entity's own assumptions

              The fair values of certain of the Company's debt instruments have been determined by the Company utilizing Level 3 inputs, such as available market information and appropriate valuation methodologies, including the rates for similar instruments and the discounted cash flows methodology.

Derivative Financial Instruments

              The Company uses derivative financial instruments to maintain a portion of its long-term debt obligations at a targeted balance of fixed and variable interest rate debt to manage its risk associated with fluctuations in interest rates. In November 2016, the Company entered into two interest rate caps. In 2013, we entered into two interest rate swap contracts. The 2016 and 2013 instruments have been designated as cash flow hedges for accounting purposes, and the fair value is calculated utilizing Level 2 inputs. Unrealized changes in the fair value of these derivative instruments are recorded in Accumulated other comprehensive loss within the equity section of our Condensed Consolidated Balance Sheets.

              The effective portion of the gain or loss on the derivatives is reported as a component of Comprehensive income within the Condensed Consolidated Statements of Comprehensive Income and reclassified into earnings in the same period in which the hedged transaction affects earnings. The effective portion of the derivative represents the change in fair value of the hedge that offsets the change in fair value of the hedged item. To the extent changes in fair values of the instruments are not highly effective, the ineffective portion of the hedge is immediately recognized in earnings.

              We perform an assessment of the effectiveness of our derivative contracts designated as hedges, including assessing the possibility of counterparty default. If we determine that a derivative is no longer expected to be highly effective, we discontinue hedge accounting prospectively and recognize subsequent changes in the fair value of the hedge in earnings. We believe our derivative contracts, which consist of interest rate cap and swap contracts, will continue to be highly effective in offsetting changes in cash flow attributable to floating interest rate risk. We did not have any ineffectiveness in the thirteen weeks ended March 30, 2017 and March 31, 2016 related to these instruments.

Use of Estimates

              The preparation of the financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amounts of fixed assets and intangibles, asset retirement obligations, allowances for accounts receivable and inventories, reserves for workers' compensation and general liability claims incurred but not reported and deferred income tax assets and liabilities. Actual results could differ from these estimates.

Revenue Recognition

              Retail sales at the Company's stores are recorded at the point of sale and are net of sales discounts and estimated returns. In some instances, the Company will allow customers to store their merchandise, generally up to 14 days. In this instance, the Company recognizes revenue and the related cost of sales when both collection or reasonable assurance of collection of payment and final delivery of the product have occurred. For orders placed through our website and shipped to our customers, we recognize revenue and the related cost of sales at the time we estimate the customer receives the merchandise, which is typically within a few days of shipment. The Company arranges and pays for freight to deliver products to customers, and bills the customer for the estimated freight cost, which is included in Net sales. Sales taxes collected are not recognized as revenue as these amounts are ultimately remitted to the appropriate taxing authorities.

Gift Cards and Merchandise Credits

              We sell gift cards to our customers in our stores and through our website and issue merchandise credits in our stores. We account for the programs by recognizing a liability at the time the gift card is sold or the merchandise credit is issued. The liability is relieved and revenue is recognized when the cards are redeemed. We have an agreement with an unrelated third-party who is the issuer of the Company's gift cards and also assumes the liability for unredeemed gift cards. The Company is not subject to claims under unclaimed property statutes, as the agreement effectively transfers the ownership of such unredeemed gift cards and the related future escheatment liability, if any, to the third-party. Gift card breakage is recognized based upon historical redemption patterns and represents the balance of gift cards for which the Company believes the likelihood of redemption by the customer is remote. Accordingly, in the thirteen weeks ended March 30, 2017 and March 31, 2016, gift card breakage income of $166 thousand and $66 thousand, respectively was recognized in Net sales in the Condensed Consolidated Statements of Income, respectively, for such unredeemed gift cards.

Sales Returns and Allowances

              The Company accrues for estimated sales returns based on historical sales return results. The allowance for sales returns at March 30, 2017 and March 31, 2016, was $5,530 thousand and $4,277 thousand, respectively.

              Merchandise exchanges of similar product and price are not considered merchandise returns and, therefore, are excluded when calculating the sales returns reserve.

Cost of Sales

              Cost of sales consists of merchandise costs as well as capitalized freight to transport inventory to our distribution centers and stores, and duty and other costs that are incurred to distribute the merchandise to our stores. Cost of sales also includes shrinkage, damaged product disposals, distribution, warehousing, sourcing and compliance cost and arranging and paying for freight to deliver products to customers. The Company receives cash consideration from certain vendors related to vendor allowances and volume rebates, which is recorded as a reduction of costs of sales when the inventory is sold or as a reduction of the carrying value of inventory if the inventory is still on hand.

Vendor Rebates and Allowances

              Vendor allowances consist primarily of volume rebates that are earned as a result of attaining certain inventory purchase levels and advertising allowances or incentives for the promotion of vendors' products. These vendor allowances are accrued, based on annual projections, as earned.

              Vendor allowances earned are initially recorded as a reduction to the carrying value of inventory and a subsequent reduction in cost of sales when the related product is sold. Certain incentive allowances that are reimbursements of specific, incremental and identifiable costs incurred to promote vendors' products are recorded as an offset against these promotional expenses.

Total Operating Expenses

              Total operating expenses consist primarily of store and administrative personnel wages and benefits, infrastructure expenses, supplies, fixed asset depreciation, store and corporate facility expenses, pre-opening costs, training and advertising costs. Credit card fees, insurance, personal property taxes, legal expenses, and other miscellaneous operating costs are also included.

Advertising

              The Company expenses advertising costs as the advertising takes place. Advertising costs incurred during the thirteen weeks ended March 30, 2017 and March 31, 2016, were $10,626 thousand and $8,778 thousand, respectively, and are included in Selling and store operating expenses and Pre-opening expenses in the Condensed Consolidated Statements of Income.

Pre-Opening Expenses

              The Company accounts for non-capital operating expenditures incurred prior to opening a new store as "pre-opening" expenses in its Condensed Consolidated Statements of Income. The Company's pre-opening expenses begin on average three to six months in advance of a store opening or relocating due to, among other things, the amount of time it takes to prepare a store for its grand opening. Pre-opening expenses primarily include: advertising, rent, staff training, staff recruiting, utilities, personnel and equipment rental. A store is considered to be relocated if it is closed temporarily and re-opened within the same primary trade area. Pre-opening expenses for the thirteen weeks ended March 30, 2017 and March 31, 2016, totaled $4,167 thousand, and $3,316 thousand, respectively.

Stock-Based Compensation

              The Company accounts for employee stock options in accordance with relevant authoritative literature. The Company obtains independent third-party valuation studies to assist it with determining the grant date fair value of our stock price at least twice a year. Stock options are granted with exercise prices equal to or greater than the estimated fair market value on the date of grant as authorized by the board of directors or compensation committee. Options granted have vesting provisions ranging from three to five years. Stock option grants are generally subject to forfeiture if employment terminates prior to vesting. The Company has selected the Black-Scholes option pricing model for estimating the grant date fair value of stock option awards granted. The Company bases the risk-free interest rate on the yield of a zero coupon U.S. Treasury security with a maturity equal to the expected life of the option from the date of the grant. The Company estimates the volatility of the share price of its common stock by considering the historical volatility of the stock of similar public entities. The Company considers a number of factors in determining the appropriateness of the public entities included in the volatility assumption, including the entity's life cycle stage, growth profile, size, financial leverage and products offered. Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the requisite service period based on the number of years for which the requisite service is expected to be rendered. The Company elected to early adopt ASU No. 2016-09 "Improvements to Employee Share-Based Payment Accounting" in 2016 and now recognizes forfeitures in earnings as they occur; prior to the adoption, the Company had considered the retirement and forfeiture provisions of the options and utilized its historical experience to estimate the expected life of the options.

Income Taxes

              The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and tax basis of existing assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Changes in tax laws and rates could affect recorded deferred tax assets and liabilities in the future. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in the period that includes the enactment date of such a change.

              The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the associated temporary differences became deductible. On a quarterly basis, the Company evaluates whether it is more likely than not that its deferred tax assets will be realized in the future and conclude whether a valuation allowance must be established.

              The Company includes any estimated interest and penalties on tax-related matters in income taxes payable and income tax expense. The Company accounts for uncertain tax positions in accordance with ASC 740, Income Taxes. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements using a two-step process for evaluating tax positions taken, or expected to be taken, on a tax return. The Company may only recognize the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Uncertain tax positions require determinations and estimated liabilities to be made based on provisions of the tax law, which may be subject to change or varying interpretation. The Company does not believe it has any material risks related to uncertain tax positions.

Segment Information

              The Company operates as a specialty retailer of hard surface flooring and related accessories through retail stores located in the United States and through its website. The Company's chief operating decision maker is its Chief Executive Officer who reviews the Company's consolidated financial information for purposes of allocating resources and evaluating the Company's financial performance. Accordingly, the Company concluded it has one reportable segment.

Recent Accounting Pronouncements

              In January 2017, the FASB issued Accounting Standards Update ("ASU") No. 2017-04, "Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment." This standard simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. ASU No. 2017-04 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted after January 1, 2017. The amendments in this update should be applied using a prospective approach. The adoption of ASU No. 2017-04 is not expected to have a material impact on the Company's Consolidated Financial Statements.

              In October 2016, the FASB issued ASU No. 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory." This standard update requires an entity to recognize the income tax consequences of intra-entity transfers of assets other than inventory when the transfer occurs. ASU No. 2016-16 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The amendments in this update should be applied using a modified retrospective approach. The adoption of ASU No. 2016-16 is not expected to have a material impact on the Company's Consolidated Financial Statements.

              In August 2016, the FASB issued ASU No. 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments." The standard update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU No. 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The amendments in this update should be applied using a retrospective approach. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company's cash flows.

              In March 2016, the FASB issued ASU No. 2016-09, "Compensation—Stock Compensation (Topic 718): Improvements to Employees Share-Based Payment Accounting." The update is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods within those years, with early adoption permitted. Depending on the amendment, methods used to apply the requirements of the update include modified retrospective, retrospective, and prospective. We elected to early adopt this standard during the second quarter of 2016. The net cumulative effect of this change was recognized as a $148 thousand reduction to retained earnings and the recognition of $238 thousand of additional paid-in capital. The adoption of this standard resulted in a modified retrospective adjustment on our consolidated balance sheet as of January 1, 2016, the beginning of the annual period that includes the interim period of adoption.

              In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)." ASU No. 2016-02 requires that lessees recognize lease assets and a lease liabilities for all leases with greater than 12 month terms on the balance sheet. The guidance also requires disclosures about the amount, timing and uncertainty of cash flows arising from leases. This new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years, with early adoption permitted. The standard must be applied using a modified retrospective approach. The Company is currently evaluating the impact that ASU No. 2016-02 will have on our Consolidated Financial Statements. When implemented, the Company believes the new standard will have a material impact on its consolidated balance sheet. The Company is currently evaluating the effect that implementation of this standard will have on the Company's consolidated statements of income, cash flows, financial position and related disclosures.

              In July 2015, the FASB issued ASU No. 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory." ASU No. 2015-11 provides new guidance for entities using first-in, first-out or average cost to simplify the subsequent measurement of inventory, which proposes that inventory should be measured at the lower of cost and net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This guidance eliminates the option to subsequently measure inventory at replacement cost or net realizable value less an approximately normal profit margin. This new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those years. The amendments in this update should be applied prospectively. The adoption of ASU No. 2015-11 did not have a material impact on the Company's Consolidated Financial Statements.

              In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." ASU No. 2014-09 provides new guidance related to the core principle that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services provided. In July 2015, the FASB issued ASU No. 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," to defer the effective date by one year to December 15, 2017 for interim and annual reporting periods beginning after that date, and permitted early adoption of the standard, but not before the original effective date of December 15, 2016. In March 2016, the FASB issued ASU No. 2016-08 "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)," which clarifies the guidance in ASU No. 2014-09 and has the same effective date as the original standard. In April 2016, the FASB issued ASU No. 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing." In May 2016, the FASB issued ASU No. 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The 2016 updates to the revenue recognition guidance relate to principal versus agent assessments, identifying performance obligations, the accounting for licenses, and certain narrow scope improvements and practical expedients. This new standard could impact the timing and amounts of revenue recognized. As the Company evaluates the impact of this standard, the more significant change relates to the timing of revenue recognized for certain transactions for which the Company allows customers to store their merchandise at the retail store for final delivery at a later date. The Company is continuing to evaluate the impact this standard, and related amendments and interpretive guidance, will have on its consolidated financial statements. The Company plans to adopt the new standard on a modified retrospective basis beginning December 29, 2017.

1. Summary of Significant Accounting Policies

Nature of Business

              FDO Holdings, Inc., together with its subsidiaries (the "Company," "we," "our," or "us"), is a highly differentiated, rapidly growing specialty retailer of hard surface flooring and related accessories. We offer a broad in-stock assortment of tile, wood, laminate, and natural stone flooring along with decorative and installation accessories at everyday low prices. Our stores appeal to a variety of customers, including professional installers and commercial businesses, Do it Yourself customers and customers who buy the products for professional installation. We operate within one reportable segment.

              As of December 29, 2016, the Company, through its wholly owned subsidiary, operates 69 warehouse-format stores, which average 72,000 square feet, and one small-format standalone design center in 17 states including Arizona, California, Colorado, Florida, Georgia, Illinois, Louisiana, Maryland, Nevada, New Jersey, North Carolina, Ohio, Pennsylvania, Tennessee, Texas, Virginia, and Utah, four distribution centers and an e-commerce site, FloorandDecor.com.

Fiscal Year

              The Company's fiscal year is the 52- or 53-week period ending on the Thursday on or preceding December 31st. Fiscal years ended December 29, 2016 ("fiscal 2016") and December 25, 2014 ("fiscal 2014") include 52 weeks. Fiscal year ended December 31, 2015 ("fiscal 2015") includes 53 weeks.

Basis of Presentation

              The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Certain prior-year amounts have been reclassified in the consolidated financial statements to conform to the current year presentation.

              The Company has evaluated subsequent events through March 20, 2017, which represents the date on which the financial statements were available for distribution.

Cash and Cash Equivalents

              Cash consists of currency and demand deposits with banks.

Receivables

              Receivables consist primarily of amounts due from credit card companies, receivables from vendors and tenant improvement allowances owed by landlords. The Company typically collects its credit card receivables within three to five business days of the underlying sale to the customer. The Company has agreements with a majority of its large merchandise vendors that allow for specified rebates based on purchasing volume. Generally, these agreements are on an annual basis, and the Company collects the rebates subsequent to its fiscal year end. Additionally, the Company has agreements with substantially all vendors that allow for the return of certain merchandise throughout the normal course of business. When inventory is identified to return to a vendor, it is removed from inventory and recorded as a receivable on the Consolidated Balance Sheet, and any variance between capitalized inventory cost associated with the return and the expected vendor reimbursement is expensed in Cost of sales in the Consolidated Statement of Income when the inventory is identified to be returned to the vendor. The Company reserves for estimated uncollected receivables based on historical trends, which historically have been immaterial. The allowance for doubtful accounts as of December 29, 2016 and December 31, 2015, was $188 thousand and $133 thousand, respectively.

Credit Program

              Credit is offered to the Company's customers through a proprietary credit card underwritten by third-party financial institutions and at no recourse to the Company.

Inventory Valuation and Shrinkage

              Inventories consist of merchandise held for sale and are stated at the lower of cost and net realizable value. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recorded in cost of sales in the consolidated statement of income as a loss in the period in which it occurs. The Company determines inventory costs using the weighted average cost method. The Company capitalizes transportation, duties and other costs to get product to its retail locations. The Company records reserves for estimated losses related to shrinkage and other amounts that are otherwise not expected to be fully recoverable. These reserves are calculated based on historical shrinkage, selling price, margin and current business trends. The estimates have calculations that require management to make assumptions based on the current rate of sales, age, salability and profitability of inventory, historical percentages that can be affected by changes in the Company's merchandising mix, customer preferences, and changes in actual shrinkage trends. These reserves totaled $2,449 thousand and $2,476 thousand as of December 29, 2016 and December 31, 2015, respectively.

              Physical inventory counts and cycle counts are performed on a regular basis in each store and distribution center to ensure that amounts reflected in the accompanying Consolidated Balance Sheet are properly stated. During the period between physical inventory counts in our stores, the Company accrues for estimated losses related to shrinkage on a store-by-store basis. Shrinkage is the difference between the recorded amount of inventory and the physical inventory. Shrinkage may occur due to theft, loss, or inaccurate records for the receipt of inventory, among other things.

Fixed Assets

              Fixed assets consist primarily of furniture, fixtures and equipment, leasehold improvements (including those that are reimbursed by landlords as a tenant improvement allowances) and computer software and hardware. Fixed assets are stated at cost less accumulated depreciation utilizing the straight-line method over the assets' estimated useful lives.

              Leasehold improvements are amortized using the straight-line method over the shorter of (i) the original term of the lease, (ii) renewal term of the lease if the renewal is reasonably expected or (iii) the useful life of the improvement. The Company's fixed assets are depreciated using the following estimated useful lives:

Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

              The cost and related accumulated depreciation of assets sold or otherwise disposed are removed from the accounts, and the related gain or loss is reported in the Consolidated Statements of Income.

Capitalized Software Costs

              The Company capitalizes certain costs related to the acquisition and development of software and amortizes these costs using the straight-line method over the estimated useful life of the software. Certain development costs not meeting the criteria for capitalization are expensed as incurred.

Goodwill and Other Indefinite-Lived Intangible Assets

              In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC 350"), Intangibles—Goodwill and Other, goodwill and other intangible assets with indefinite lives resulting from business combinations are not amortized but instead are tested for impairment at least annually (more frequently if certain indicators are present) while identifiable intangible assets with finite lives are amortized over their estimated useful lives. The Company obtains independent third-party valuation studies to assist it with determining the fair value of goodwill and indefinite-lived intangible assets. The Company's goodwill and other indefinite-lived intangible assets subject to impairment testing arose primarily as a result of its acquisition of Floor and Decor Outlets of America, Inc. in November 2010.

              The Company performs a two-step quantitative impairment test on goodwill. In the first step, the Company compares the fair value of the reporting unit to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

              The Company estimates the fair value of our reporting unit using a weighted combination of the income approach and the market approach. The income approach utilizes a discounted cash flow model incorporating management's expectations for future revenue, operating expenses, earnings before interest, taxes, depreciation and amortization, working capital and capital expenditures. The Company discounts the related cash flow forecasts using its estimated weighted-average cost of capital at the date of valuation. The market approach utilizes comparative market multiples derived by relating the value of guideline companies in the Company's industry and/or with similar growth prospects, based on either the market price of publicly traded shares or the prices of companies being acquired in the marketplace, to various measures of their earnings. Such multiples are then applied to the Company's historical and projected earnings to derive a valuation estimate.

              Based on the goodwill impairment analysis performed quantitatively on October 25, 2016, the Company determined that the fair value of its reporting unit is in excess of the carrying value. No events or changes in circumstances have occurred since the date of the Company's most recent annual impairment test that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

              The Company annually (or more frequently if there are indicators of impairment) evaluates whether indefinite-lived assets continue to have an indefinite life or have impaired carrying values due to changes in the asset(s) or their related risks. The impairment review is performed by comparing the carrying value of the indefinite lived intangible asset to its estimated fair value, determined using a discounted cash flow methodology. If the recorded carrying value of the indefinite-lived asset exceeds its estimated fair value, an impairment charge is recorded to write the asset down to its estimated fair value.

              The estimated lives of the Company's intangible assets are as follows:

Useful Life
Trade names	Indefinite
Vendor relationships	10 years

              The Company's goodwill and other indefinite-lived intangible assets impairment loss calculations contain uncertainties because they require management to make significant judgments in estimating the fair value of the Company's reporting unit and indefinite-lived intangible assets, including the projection of future cash flows, assumptions about which market participants are the most comparable, the selection of discount rates and the weighting of the income and market approaches. These calculations contain uncertainties because they require management to make assumptions such as estimating economic factors and the profitability of future business operations and, if necessary, the fair value of the reporting unit's assets and liabilities among others. Further, the Company's ability to realize the future cash flows used in its fair value calculations is affected by factors such as changes in economic conditions, changes in the Company's operating performance and changes in the Company's business strategies. Significant changes in any of the assumptions involved in calculating these estimates could affect the estimated fair value of one or more of the Company's reporting unit and indefinite-lived intangible assets and could result in impairment charges in a future period.

Long-Lived Assets

              Long-lived assets, such as fixed assets and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action by a regulator. If the sum of the estimated undiscounted future cash flows related to the asset is less than the asset's carrying value, the Company recognizes a loss equal to the difference between the carrying value and the fair value, usually determined by the estimated discounted cash flow analysis of the asset.

              Since there is typically no active market for the Company's definite-lived intangible assets, the Company estimates fair values based on expected future cash flows at the time they are identified. The Company estimates future cash flows based on store-level historical results, current trends and operating and cash flow projections. The Company amortizes these assets with finite lives over their estimated useful lives on a straight-line basis. This amortization methodology best matches the pattern of economic benefit that is expected from the definite-lived intangible assets. The Company evaluates the useful lives of its intangible assets on an annual basis.

Tenant Improvement Allowances and Deferred Rent

              The Company accounts for tenant improvement allowances and deferred rent as liabilities or assets on the balance sheet. Tenant improvement allowances are amounts received from a lessor for improvements to leased properties and are amortized against rent expense over the life of the respective leases. Fixed rents are recognized ratably over the initial non-cancellable lease term. Deferred rent represents differences between the actual cash paid for rent and the amount of straight-line rent over the initial non-cancellable term.

Self-Insurance Reserves

              The Company is partially self-insured for workers' compensation and general liability claims less than certain dollar amounts and maintains insurance coverage with individual and aggregate limits. The Company also has a basket aggregate limit to protect against losses exceeding $5.0 million (subject to adjustment and certain exclusions) for workers' compensation claims and general liability claims. The Company's liabilities represent estimates of the ultimate cost for claims incurred, including loss adjusting expenses, as of the balance sheet date. The estimated liabilities are not discounted and are established based upon analysis of historical data, actuarial estimates, regulatory requirements, an estimate of claims incurred but not yet reported and other relevant factors. Management utilizes independent third-party actuarial studies to help assess the liability on a regular basis. As of December 29, 2016, per occurrence deductibles for individual workers' compensation and individual general liability claims were $250 thousand and $150 thousand, respectively.

Commitments and Contingencies

              Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Asset Retirement Obligations

              An asset retirement obligation ("ARO") represents a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Company's AROs are primarily associated with leasehold improvements that, at the end of a lease, the Company is contractually obligated to remove in order to comply with certain lease agreements. The ARO is recorded in Other long-term liabilities on the Consolidated Balance Sheets and will be subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life.

              Changes in i) inflation rates and ii) the estimated costs, timing and extent of future store closure activities each result in 1) a current adjustment to the recorded liability and related asset and 2) a change in the liability and asset amounts to be recorded prospectively. Any changes related to the assets are then recognized in accordance with our depreciation policy, which would generally result in depreciation expense being recognized prospectively over the shorter of the remaining lease term or estimated useful life.

Fair Value Measurements—Debt

              The Company estimates fair values in accordance with ASC 820, Fair Value Measurement. ASC 820 provides a framework for measuring fair value and expands disclosures required about fair value measurements. ASC 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Additionally, ASC 820 defines levels within a hierarchy based upon observable and non-observable inputs.

•	Level 1: Inputs that are quoted prices in active markets for identical assets or liabilities
•	Level 2: Inputs other than quoted prices in active markets for assets or liabilities that are either directly or indirectly observable
•	Level 3: Inputs that are non-observable that reflect the reporting entity's own assumptions

              The fair values of certain of the Company's debt instruments have been determined by the Company utilizing Level 3 inputs, such as available market information and appropriate valuation methodologies, including the rates for similar instruments and the discounted cash flows methodology.

Derivative Financial Instruments

              The Company uses derivative financial instruments to maintain a portion of its long-term debt obligations at a targeted balance of fixed and variable interest rate debt to manage its risk associated with fluctuations in interest rates. In November 2016, the Company entered into two interest rate caps. In 2013, we entered into two interest rate swap contracts. The 2016 and 2013 instruments have been designated as cash flow hedges for accounting purposes, and the fair value is calculated utilizing Level 2 inputs. Unrealized changes in the fair value of these derivative instruments are recorded in Accumulated other comprehensive loss within the equity section of our Consolidated Balance Sheets.

              The effective portion of the gain or loss on the derivatives is reported as a component of Comprehensive income within the Consolidated Statements of Comprehensive Income and reclassified into earnings in the same period in which the hedged transaction affects earnings. The effective portion of the derivative represents the change in fair value of the hedge that offsets the change in fair value of the hedged item. To the extent changes in fair values of the instruments are not highly effective, the ineffective portion of the hedge is immediately recognized in earnings.

              We perform an assessment of the effectiveness of our derivative contracts designated as hedges, including assessing the possibility of counterparty default. If we determine that a derivative is no longer expected to be highly effective, we discontinue hedge accounting prospectively and recognize subsequent changes in the fair value of the hedge in earnings. We believe our derivative contracts, which consist of interest rate cap and swap contracts, will continue to be highly effective in offsetting changes in cash flow attributable to floating interest rate risk. We did not have any ineffectiveness in 2016 or 2015 related to these instruments.

Use of Estimates

              The preparation of the financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amounts of fixed assets and intangibles, asset retirement obligations, allowances for accounts receivable and inventories, reserves for workers' compensation and general liability claims incurred but not reported and deferred income tax assets and liabilities. Actual results could differ from these estimates.

Revenue Recognition

              Retail sales at the Company's stores are recorded at the point of sale and are net of sales discounts and estimated returns. In some instances, the Company will allow customers to store their merchandise, generally up to 14 days. In this instance, the Company recognizes revenue and the related cost of sales when both collection or reasonable assurance of collection of payment and final delivery of the product have occurred. For orders placed through our website and shipped to our customers, we recognize revenue and the related cost of sales at the time we estimate the customer receives the merchandise, which is typically within a few days of shipment. The Company arranges and pays for freight to deliver products to customers, and bills the customer for the estimated freight cost, which is included in Net sales. Sales taxes collected are not recognized as revenue as these amounts are ultimately remitted to the appropriate taxing authorities.

Gift Cards and Merchandise Credits

              We sell gift cards to our customers in our stores and through our website and issue merchandise credits in our stores. We account for the programs by recognizing a liability at the time the gift card is sold or the merchandise credit is issued. The liability is relieved and revenue is recognized when the cards are redeemed. We have an agreement with an unrelated third-party who is the issuer of the Company's gift cards and also assumes the liability for unredeemed gift cards. The Company is not subject to claims under unclaimed property statutes, as the agreement effectively transfers the ownership of such unredeemed gift cards and the related future escheatment liability, if any, to the third-party. Gift card breakage is recognized based upon historical redemption patterns and represents the balance of gift cards for which the Company believes the likelihood of redemption by the customer is remote. Accordingly, in fiscal 2016, fiscal 2015, and fiscal 2014 gift card breakage income of $627 thousand, $511 thousand, and $355 thousand was recognized in Net sales in the Consolidated Statements of Income, respectively, for such unredeemed gift cards.

Sales Returns and Allowances

              The Company accrues for estimated sales returns based on historical sales return results. The allowance for sales returns at December 29, 2016 and December 31, 2015, was $4,887 thousand and $3,720 thousand, respectively.

              Merchandise exchanges of similar product and price are not considered merchandise returns and, therefore, are excluded when calculating the sales returns reserve.

Cost of Sales

              Cost of sales consists of merchandise costs as well as capitalized freight to transport inventory to our distribution centers and stores, and duty and other costs that are incurred to distribute the merchandise to our stores. Cost of sales also includes shrinkage, damaged product disposals, distribution, warehousing, sourcing and compliance cost and arranging and paying for freight to deliver products to customers. The Company receives cash consideration from certain vendors related to vendor allowances and volume rebates, which is recorded as a reduction of costs of sales when the inventory is sold or as a reduction of the carrying value of inventory if the inventory is still on hand.

Vendor Rebates and Allowances

              Vendor allowances consist primarily of volume rebates that are earned as a result of attaining certain inventory purchase levels and advertising allowances or incentives for the promotion of vendors' products. These vendor allowances are accrued, based on annual projections, as earned.

              Vendor allowances earned are initially recorded as a reduction to the carrying value of inventory and a subsequent reduction in cost of sales when the related product is sold. Certain incentive allowances that are reimbursements of specific, incremental and identifiable costs incurred to promote vendors' products are recorded as an offset against these promotional expenses.

Total Operating Expenses

              Total operating expenses consist primarily of store and administrative personnel wages and benefits, infrastructure expenses, supplies, fixed asset depreciation, store and corporate facility expenses, pre-opening costs, training and advertising costs. Credit card fees, insurance, personal property taxes, legal expenses, and other miscellaneous operating costs are also included.

Advertising

              The Company expenses advertising costs as the advertising takes place. Advertising costs incurred during the years ended December 29, 2016 and December 31, 2015, and December 25, 2014, were $33,497 thousand, $24,478 thousand and $17,359 thousand, respectively, and are included in Selling and store operating expenses and Pre-opening expenses in the Consolidated Statements of Income.

Pre-Opening Expenses

              The Company accounts for non-capital operating expenditures incurred prior to opening a new store as "pre-opening" expenses in its Consolidated Statements of Income. The Company's pre-opening expenses begin on average three to six months in advance of a store opening or relocating due to, among other things, the amount of time it takes to prepare a store for its grand opening. Pre-opening expenses primarily include: advertising, rent, staff training, staff recruiting, utilities, personnel and equipment rental. A store is considered to be relocated if it is closed temporarily and re-opened within the same primary trade area. Pre-opening expenses for the years ended December 29, 2016, December 31, 2015, and December 25, 2014, totaled $13,732 thousand, $7,380 thousand, and $7,412 thousand, respectively.

Loss on Early Extinguishment of Debt

              On September 30, 2016, the Company amended its prior asset-based revolving credit facility (the "Prior ABL Facility") and terminated its prior term loan facility (the "Prior Term Loan Facility"), each with Wells Fargo Bank, N.A, dated as of May 1, 2013, as amended. The Company also terminated its prior senior secured term loan facility with GCI Capital Markets LLC, (the "GCI Facility"). For the year ended December 29, 2016, loss on early extinguishment of debt is comprised of a (1) $179 thousand prepayment penalty paid in connection with the extinguishment of the Prior Term Loan Facility of $19,833 thousand, (2) write-off of approximately $1,319 thousand of unamortized debt issuance cost and original issue discount associated with the extinguishment of the Prior Term Loan Facility and the GCI Facility, (3) write-off of approximately $162 thousand associated with the amendment of the Prior ABL Facility and (4) $153 thousand unamortized deferred debt issuance cost related to the April 15, 2016 amendment to the Prior Term Loan Facility.

Stock-Based Compensation

              The Company accounts for employee stock options in accordance with relevant authoritative literature. The Company obtains independent third-party valuation studies to assist it with determining the grant date fair value of our stock price at least twice a year. Stock options are granted with exercise prices equal to or greater than the estimated fair market value on the date of grant as authorized by the board of directors or compensation committee. Options granted have vesting provisions ranging from three to five years. Stock option grants are generally subject to forfeiture if employment terminates prior to vesting. The Company has selected the Black-Scholes option pricing model for estimating the grant date fair value of stock option awards granted. The Company bases the risk-free interest rate on the yield of a zero coupon U.S. Treasury security with a maturity equal to the expected life of the option from the date of the grant. The Company estimates the volatility of the share price of its common stock by considering the historical volatility of the stock of similar public entities. The Company considers a number of factors in determining the appropriateness of the public entities included in the volatility assumption, including the entity's life cycle stage, growth profile, size, financial leverage and products offered. Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the requisite service period based on the number of years for which the requisite service is expected to be rendered. The Company elected to early adopt ASU No. 2016-09 "Improvements to Employee Share-Based Payment Accounting" in 2016 and now recognize forfeitures in earnings as they occur; prior to the adoption, the Company had considered the retirement and forfeiture provisions of the options and utilized its historical experience to estimate the expected life of the options.

Income Taxes

              The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and tax basis of existing assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Changes in tax laws and rates could affect recorded deferred tax assets and liabilities in the future. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in the period that includes the enactment date of such a change.

              The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the associated temporary differences became deductible. On a quarterly basis, the Company evaluates whether it is more likely than not that its deferred tax assets will be realized in the future and conclude whether a valuation allowance must be established.

              The Company includes any estimated interest and penalties on tax-related matters in income taxes payable and income tax expense. The Company accounts for uncertain tax positions in accordance with ASC 740, Income Taxes. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements using a two-step process for evaluating tax positions taken, or expected to be taken, on a tax return. The Company may only recognize the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Uncertain tax positions require determinations and estimated liabilities to be made based on provisions of the tax law, which may be subject to change or varying interpretation. The Company does not believe it has any material risks related to uncertain tax positions.

Segment Information

              The Company operates as a specialty retailer of hard surface flooring and related accessories through retail stores located in the United States and through its website. The Company's chief operating decision maker is its Chief Executive Officer who reviews the Company's consolidated financial information for purposes of allocating resources and evaluating the Company's financial performance. Accordingly, the Company concluded it has one reportable segment.

              The following table presents the Net sales of each major product category for each of the last three fiscal years (in thousands):

	Fiscal Year Ended
	December 25, 2014		December 31, 2015		December 29, 2016
Product Category	Net Sales	% of Net Sales	Net Sales	% of Net Sales	Net Sales	% of Net Sales
Tile	$174,271	30%	$244,902	31%	$325,433	31%
Decorative Accessories	98,991	16	138,442	18	188,371	18
Accessories (Installation Materials and Tools)	91,122	16	124,162	16	165,330	16
Wood	90,752	16	116,999	15	142,751	14
Laminate / Luxury Vinyl Plank	61,817	11	77,586	10	131,447	12
Natural Stone	65,008	11	78,294	10	90,866	9
Delivery and Other	2,627	—	3,627	—	6,561	—

Total	$584,588	100%	$784,012	100%	$1,050,759	100%

Recent Accounting Pronouncements

              In January 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2017-04, "Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment." This standard simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. ASU No. 2017-04 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted after January 1, 2017. The amendments in this update should be applied using a prospective approach. The adoption of ASU No. 2017-04 is not expected to have a material impact on the Company's Consolidated Financial Statements.

              In October 2016, the FASB issued ASU No. 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory." This standard update requires an entity to recognize the income tax consequences of intra-entity transfers of assets other than inventory when the transfer occurs. ASU No. 2016-16 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The amendments in this update should be applied using a modified retrospective approach. The adoption of ASU No. 2016-16 is not expected to have a material impact on the Company's Consolidated Financial Statements.

              In August 2016, the FASB issued ASU No. 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments." The standard update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU No. 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The amendments in this update should be applied using a retrospective approach. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company's cash flows.

              In March 2016, the FASB issued ASU No. 2016-09, "Compensation—Stock Compensation (Topic 718): Improvements to Employees Share-Based Payment Accounting." The update is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods within those years, with early adoption permitted. Depending on the amendment, methods used to apply the requirements of the update include modified retrospective, retrospective, and prospective. We elected to early adopt this standard during the second quarter of 2016. The net cumulative effect of this change was recognized as a $148 thousand reduction to retained earnings and the recognition of $238 thousand of additional paid-in capital. The adoption of this standard resulted in a modified retrospective adjustment on our consolidated balance sheet as of January 1, 2016, the beginning of the annual period that includes the interim period of adoption.

              In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)." ASU No. 2016-02 requires that lessees recognize lease assets and a lease liabilities for all leases with greater than 12 month terms on the balance sheet. The guidance also requires disclosures about the amount, timing and uncertainty of cash flows arising from leases. This new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years, with early adoption permitted. The standard must be applied using a modified retrospective approach. The Company is currently evaluating the impact that ASU No. 2016-02 will have on our Consolidated Financial Statements. The Company is currently evaluating the impact that ASU No. 2016-02 will have on our Consolidated Financial Statements. When implemented, the Company believes the new standard will have a material impact on its consolidated balance sheet. The Company is currently evaluating the effect that implementation of this standard will have on the Company's consolidated statements of income, cash flows, financial position and related disclosures.

              In July 2015, the FASB issued ASU No. 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory." ASU No. 2015-11 provides new guidance for entities using first-in, first-out or average cost to simplify the subsequent measurement of inventory, which proposes that inventory should be measured at the lower of cost and net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This guidance eliminates the option to subsequently measure inventory at replacement cost or net realizable value less an approximately normal profit margin. This new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those years, with early adoption permitted. The amendments in this update should be applied prospectively. The adoption of ASU No. 2015-11 is not expected to have a material impact on the Company's Consolidated Financial Statements.

              In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." ASU No. 2014-09 provides new guidance related to the core principle that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services provided. In July 2015, the FASB issued ASU No. 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," to defer the effective date by one year to December 15, 2017 for interim and annual reporting periods beginning after that date, and permitted early adoption of the standard, but not before the original effective date of December 15, 2016. In March 2016, the FASB issued ASU No. 2016-08 "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)," which clarifies the guidance in ASU No. 2014-09 and has the same effective date as the original standard. In April 2016, the FASB issued ASU No. 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing." In May 2016, the FASB issued ASU No. 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The 2016 updates to the revenue recognition guidance relate to principal versus agent assessments, identifying performance obligations, the accounting for licenses, and certain narrow scope improvements and practical expedients. This new standard could impact the timing and amounts of revenue recognized. As the Company evaluates the impact of this standard, the more significant change relates to the timing of revenue recognized for certain transactions for which the Company allows customers to store their merchandise at the retail store for final delivery at a later date. The Company is continuing to evaluate the impact this standard, and related amendments and interpretive guidance, will have on its consolidated financial statements. The Company plans to adopt the new standard on a modified retrospective basis beginning December 29, 2017.